UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22669

AmericaFirst Quantitative Funds

 (Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215, Roseville, CA 95678

 (Address of principal executive offices)             (Zip code)

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  916-757-6862

Date of fiscal year end:   June 30

Date of reporting period:  September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	AmericaFirst Defensive Growth Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 34.57%

Aircraft Engine & Engine Parts - 0.61%
319	Heico Corp.	$ 39,837

Aircraft Part & Auxiliary Equipment, Nec - 0.68%
86	TransDigm Group, Inc. *	44,778

Beverages - 1.38%
269	Diageo Plc.	43,987
1,691	Keurig Dr Pepper, Inc.	46,198
		90,185
Biological Products (No Diagnostic Substances) - 0.90%
726	Gilead Sciences, Inc.	46,014
166	Repligen Corp. *	12,731
		58,745
Bottled & Canned Soft Drinks Carbonated Waters - 0.64%
137	Coca-Cola Consolidated, Inc.	41,630

Cigarettes - 0.49%
426	Philip Morris International, Inc.	32,346

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.71%
327	Kimberly-Clark Corp.	46,450

Cookies & Crackers - 0.70%
239	J & J Snack Foods Corp.	45,888

Dental Equipment & Supplies - 0.72%
884	Dentsply Sirona, Inc.	47,126

Electric & Other Services Combined - 0.47%
1,040	NiSource, Inc.	31,117

Electric Services - 1.46%
211	NextEra Energy, Inc.	49,161
7,161	TransAlta Corp.	46,546
		95,707
Electronic Computers - 0.71%
642	Omnicell, Inc. *	46,397

Food & Kindred Products - 0.69%
2,581	Groupe Danone ADR *	45,245

Grain Mill Products - 0.96%
571	General Mills, Inc.	31,473
490	Kellogg Co.	31,532
		63,005
Hospital & Medical Service Plans - 1.93%
176	Anthem, Inc.	42,258
989	Centene Corp. *	42,784
163	Humana, Inc.	41,674
		126,716
Mining, Quarrying Of Nonmetallic Minerals (No Fuels) - 0.74%
1,715	MDU Resources Group, Inc.	48,346

Misc Industrial & Commercial Machinery & Equipment - 0.50%
251	Curtiss-Wright Corp. *	32,472

Natural Gas Distribution - 0.74%
503	ONE Gas, Inc.	48,343

Natural Gas Transmission - 0.47%
600	TC Energy Corp.	31,074

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.10%
208	Edwards Lifesciences Corp. *	45,741
90	Intuitive Surgical, Inc. *	48,594
299	Steris Plc.	43,202
		137,537
Perfumes, Cosmetics & Other Toilet Peparations - 0.71%
233	The Estee Lauder Companies, Inc.	46,355

Pharmaceutical Peparations - 4.52%
959	Bristol-Myers Squibb Company	48,631
2,805	Intelligent Systems Corp. *	49,480
1,651	Ironwood Pharmaceuticals, Inc. *	14,174
533	Merck & Co., Inc.	44,868
2,369	Mylan N.V. *	46,859
885	Novo Nordisk A/S	45,755
482	Prestige Consumer Healthcare, Inc. *	16,720
53	Regeneron Pharmaceuticals, Inc. *	14,702
122	Zoetis, Inc.	15,200
		296,389
Plastic Products, NEC - 0.79%
2,778	Newell Brands, Inc.	52,004

Poultry Slaughtering & Processing - 1.38%
1,480	Pilgrim's Pride Corp. *	47,427
496	Tyson Foods, Inc.	42,725
		90,152
Services - Commercial Physical & Biological Research - 1.21%
387	Exact Sciences Corp. *	34,973
297	IQVIA Holdings, Inc. *	44,366
		79,339
Services - Computer Ingegrated Systems Design - 0.70%
669	Cerner Corp.	45,606

Services - General Medical & Surgical Hospitals, NEC - 1.44%
2,130	Tenet Healthcare Corp. *	47,116
319	Universal Health Services, Inc.	47,451
		94,567
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.73%
384	The Procter & Gamble Company	47,762

Surgical & Medical Instruments & Apparatus - 1.37%
331	ResMed, Inc.	44,721
209	Stryker Corp.	45,207
		89,928
Telecommunications - 0.70%
3,343	Spark New Zealand Ltd.	45,665

Telephone Communications (No Radio Telephone) - 0.60%
3,489	Vonage Holdings Corp. *	39,426

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.70%
334	McKesson Corp.	45,644

Wholesale-Groceries & General Line - 0.70%
1,424	Core-Mark Holding Co., Inc.	45,732

Wholesale-Groceries & Related Products - 0.71%
1,140	US Foods Holding Corp. *	46,854

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.72%
934	Hologic, Inc. *	47,158

TOTAL COMMON STOCK (Cost $2,269,320) - 34.57%		$ 2,265,525

CORPORATE BONDS - 0.24%
Diversified Machinery - 0.24%
150	Quest Diagostics, Inc.	16,055
TOTAL CORPORATE BONDS (Cost $82,187) - 0.24%		$ 16,055

EXCHANGE TRADED FUNDS - 54.96%
38,141	Invesco DB US Dollar Index Bullish Fund *	1,033,621
20,000	Ishares 20+ Year Treasury Bond	522,600
11,208	SPDR Bloomberg Barclays 1-3 Mth T-Bill	1,026,541
17,332	Vanguard Total International B	1,019,641
TOTAL EXCHANGE TRADED FUNDS (Cost $3,593,717) - 54.96%		$ 3,602,403

VENTURE CAPITAL FUND - 5.39%
250,000	Moneta Ventures Fund II L.P. * (b)(c)	310,277
75,000	Moneta Ventures Fund II L.P. * (b)(c)	76,770
25,000	Moneta Ventures Fund II L.P. * (b)(c)	24,678
75,000	Moneta Ventures Fund II L.P. * (b)(c)	74,423
TOTAL VENTURE CAPITAL FUND (Cost $446,517) - 3.23%		486,148

MONEY MARKET FUND - 3.00%
196,806	Federated Institutional Prime Obligations Fund Pledge Account Institutional Shares 2.20%	196,806
TOTAL MONEY MARKET FUND (Cost $196,865) - 3.00%		$ 196,806

TOTAL INVESTMENTS (Cost $6,521,472) *** - 100.20%		$ 6,566,937

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20%)		(12,811)

NET ASSETS - 100.00%		$ 6,554,126

* Represents non-income producing security during the period.
** All or a portion is held as collateral at September 30, 2019. Segregated securities can be used as collateral for future securities sold short transactions.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,521,472 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $141,131
Gross Unrealized Depreciation ($95,665)
Net Unrealized Appreciation $45,466
(b) Indicates an illiquid and fair valued security.
(c) Represents investment in a non-unitized venture capital fund. Accordingly, share quantity is not applicable.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Defensive Growth Fund

1. SECURITY TRANSACTIONS

At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,521,472 amounted to $45,466, which consisted of aggregate gross unrealized appreciation of $141,131 and aggregate gross unrealized depreciation of $95,665.

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 2,265,525	$0	$0	$2,265,525
Corporate Bonds		$0	$ 16,055	$0	$16,055
Exchange Traded Funds		$ 3,602,403	$0	$0	$3,602,403
Venture Capital Fund		$0	$0	$486,148	$486,148
Money Market Funds		$ 196,806	$0	$0	$196,806
Investments at Market		$ 6,064,734	$16,055	$0	$6,566,937

	AmericaFirst Large Cap Share Buyback Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 104.60%

Agriculture Chemicals - 4.19%
5,394	CF Industries Holdings, Inc.	$ 265,385

Apparel & Other Finished Products of Fabrics & Similar Material - 4.29%
1,412	Lululemon Athletica, Inc. *	271,852

Beverages - 3.91%
1,515	Diageo Plc.	247,733

Business Services - 4.21%
6,076	FUJIFILM Holdings Corp.	267,010

Computer Communications Equipment - 4.34%
5,563	Cisco Systems, Inc.	274,868

Electric Services - 4.47%
7,152	Nrg Energy, Inc.	283,219

Fabricated Rubber Products, Nec - 4.12%
1,792	Carlisle Companies, Inc.	260,808

Finance Lessors - 4.36%
8,322	Ally Financial, Inc.	275,958

Fire, Marine & Casualty Insurance - 4.36%
2,541	The Allstate Corp.	276,156

Hotels & Motels - 4.19%
3,607	Hyatt Hotels Corp.	265,728

Miscellaneous Publishing - 3.99%
3,785	Thomson Reuters Corp.	253,141

National Commercial Banks - 4.40%
2,371	JPMorgan Chase & Co.	279,043

Pharmaceutical Preparations - 12.27%
2,298	Eli Lilly & Co.	256,985
4,979	Novo Nordisk A/S	257,414
7,319	Pfizer, Inc.	262,972
		777,371
Radio & TV Broadcasting& Communications Equipment - 4.39%
2,351	Ubiquiti Networks, Inc.	278,029

Railroads, Line-Haul Operating - 12.58%
3,881	CSX Corp.	268,837
1,493	Norfold Southern Corp.	268,232
1,606	Union Pacific Corp.	260,140
		797,209
Retail-Auto & Home Supply Stores - 8.33%
237	AutoZone, Inc. *	257,055
679	O'Reilly Automotive, Inc. *	270,588
		527,643
Retail-Eating & Drinking Places - 3.75%
2,688	Starbucks Corp.	237,673

Semiconductors & Related Devices - 4.01%
921	Broadcom, Inc.	254,260

Services-General Medical & Surgical Hospitals, Nec - 4.22%
1,799	Universal Health Services, Inc.	267,601

Services-Miscellaneous Business Services - 4.22%
6,087	Johnson Controls International Plc.	267,158

TOTAL COMMON STOCK (Cost $6,316,651) - 104.60%		$ 6,627,845

TOTAL INVESTMENTS (Cost $6,316,651) *** - 104.60%		$ 6,627,845

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.60%)		(291,319)

NET ASSETS - 100.00%		$ 6,336,526

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at September 30, 2019.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,316,651 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $414,114
Gross Unrealized Depreciation ($102,920)
Net Unrealized Appreciation $311,194
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Large Cap Share Buyback Fund

1. SECURITY TRANSACTIONS

At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,316,651 amounted to $311,194, which consisted of aggregate gross unrealized appreciation of $414,114 and aggregate gross unrealized depreciation of $102,920.

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$6,627,845	$0	$0	$6,627,845
Investments at Market		$6,627,845	$0	$0	$6,627,845

	AmericaFirst Seasonal Rotation Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 31.68%

Drawing & Insulating Nonferrous Wire - 0.77%
1,832	Corning Inc.	$ 52,249

Electromedical & Electrotherapeutic Apparatus - 0.80%
367	Masimo Corp. *	54,606

Farm Machinery & Equipment - 1.07%
965	AGCO Corp.	73,051

Guided Missiles & Space Vehicles & Partst - 0.35%
61	Lockheed Martin Corp.	23,794

Industrial Instruments For Measurement, Display and Control - 0.71%
136	Roper Technologies, Inc.	48,498

Industrial Organic Chemicals - 0.69%
681	Sensient Technologies Corp.	46,751

Laboratory Analytical Instruments - 0.61%
490	PerkinElmer, Inc.	41,733

Meat Packing Plants - 0.36%
553	Hormel Foods Corp.	24,183

Mens & Boys; Furnishings, Work Clothing, And Allied Garments - 0.42%
394	Oxford Industries, Inc.	28,250

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 0.70%
315	Vulcan Materials Co.	47,641

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.25%
122	Zimmer Biomet Holdings, Inc.	16,747

Patent Owners & Lessors - 0.79%
829	Dolby Laboratories, Inc.	53,587

Radio & Tv Broadcasting & Communications Equipment - 1.40%
8,510	Ericsson LM Telephone Co. Class B ADR *	67,910
159	Motorola Solutions, Inc.	27,095
		95,005
Railroads, Line-Haul Operating - 3.24%
163	Canadian Pacific Railway Ltd.	36,261
761	CSX Corp.	52,714
361	Norfolk Southern Corp.	64,857
412	Union Pacific Corp.	66,736
		220,568
Retail-Auto & Home Supply Stores - 1.65%
61	AutoZone, Inc. *	66,162
116	O'Reilly Automotive, Inc. *	46,227
		112,389
Retail-Eating & Drinking Places - 2.23%
349	Dunkin' Brands Group, Inc.	27,697
704	Starbucks Corp.	62,248
1,481	The Cheesecake Factory Inc.	61,728
		151,673
Retail-Family Clothing Stores - 0.50%
308	Ross Stores, Inc.	33,834

Retail-Lumber & Other Building Materials Dealers - 0.26%
75	The Home Depot, Inc.	17,401

Rubber & Plastics Footwear - 0.56%
403	Nike, Inc. Class B	37,850

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.28%
481	Garmin Ltd.	40,736
60	Northrop Grumman Corp.	22,487
120	Raytheon Co.	23,543
		86,766
Semiconductors & Related Devices - 1.54%
938	Intel Corp.	48,335
4,050	Viavi Solutions, Inc. *	56,720
		105,055
Services-Amusement & Recreation Services - 0.88%
903	Live Nation Entertainment, Inc. *	59,905

Services-Auto Rental & Leasing (No Drivers) - 0.92%
160	AMERCO	62,406

Services-Business Services, NEC - 3.62%
172	Accenture Plc. *	33,084
1,288	CBIZ, Inc. *	30,268
149	FleetCor Technologies, Inc. *	42,730
158	MasterCard, Inc.	42,908
870	Viad Corp.	58,421
224	Visa, Inc.	38,530
		245,941
Services-Computer Programming & Data Preparation - 0.80%
797	Cerner Corp.	54,331

Services-Computer Processing & Data Preparation - 0.56%
367	Fiserv, Inc. *	38,017

Services-Computer Programming Services - 1.31%
2,846	Infosys Ltd.	32,359
302	Verisign, Inc. *	56,966
		89,325
Services-Computer Programming, Data Processing, Etc. - 0.48%
27	Alphabet, Inc. *	32,971

Services-Engineering, Accounting, Research, Management - 0.84%
688	Paychex, Inc.	56,946

Services-Prepackaged Software - 1.26%
179	Adobe, Inc. *	49,448
136	Intuit, Inc.	36,168
		85,616
Ship & Boat Building & Repairing - 0.22%
82	General Dynamics Corp.	14,984

Surgical & Medical Instruments & Apparatus - 0.62%
1,041	Boston Scientific Corp. *	42,358

TOTAL COMMON STOCK (Cost $2,119,232) - 31.68%		$ 2,154,431

CORPORATE BONDS - 0.48%
Services - Equipment Rental Leasing - 0.00%
221	Icon Plc. *	32,562
TOTAL CORPORATE BONDS (Cost $34,310) - 0.48%		$ 32,562

EXCHANGE TRADED FUNDS - 63.22%
28,762	Ishares 10-20 Year Treasury Bond	4,299,344
TOTAL EXCHANGE TRADED FUNDS (Cost $4,261,024) - 63.22%		$ 4,299,344

MONEY MARKET FUND - 4.92%
334,588	Federated Institutional Prime Obligations Fund - Institutional Class 2.20% **	334,487
TOTAL MONEY MARKET FUND (Cost $334,487) - 4.92%		$ 334,487

TOTAL INVESTMENTS (Cost $6,749,153) *** - 100.30%		$ 6,820,824

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.30%)		(20,353)

NET ASSETS - 100.00%		$ 6,800,471

* Variable rate security; the money market rate shown represents the seven day yield at September 30, 2019.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,749,153 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $162,598
Gross Unrealized Depreciation ($90,928)
Net Unrealized Apppreciation $71,671
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,749,153 amounted to $71,671, which consisted of aggregate gross unrealized appreciation of $162,598 and aggregate gross unrealized depreciation of $90,928.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 2,154,431	$0	$0	$ 2,154,431
Corporate Bonds		$ 32,562	$0	$0	$ 32,562
Exchange Traded Funds		$ 4,299,344	$0	$0	$ 4,299,344
Money Market Fund		$ 334,487	$0	$0	$ 334,487
Investments at Market		$ 6,820,824	$0	$0	$ 6,820,824

	AmericaFirst Risk-On Risk-Off Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 53.44%

Air Transportation, Scheduled - 3.91%
10,037	Aflac Inc.	$ 525,136

Air Transportation, Scheduled - 0.17%
80,929	American Airlines Group, Inc. *	23,469

Aircraft Engines & Engine Parts - 3.23%
3,482	Heico Corp.	434,832

Auto Controls for Regulating Residential & Comml Environment - 3.81%
4,162	Ingersoll-Rand Plc. (Ireland)	512,800

Fire, Marine & Casualty Insurance - 4.00%
4,988	American Financial Group, Inc.	537,956

Insurance Agents Brokers & Services - 3.75%
5,043	Marsh & McLennan Companies, Inc.	504,552

Investment Advice - 4.27%
3,906	Ameriprise Financial, Inc.	574,573

Lawn & Garden Tractors & Home Lawn & Garden Equipment - 3.81%
6,994	The Toro Co.	512,660

Motor Vehicles & Passenger Car Bodies - 3.78%
13,574	General Motors Co.	508,754

Motors & Generators - 4.01%
5,865	AMETEK, Inc.	538,524

Opthalmic Goods - 3.60%
1,628	The Cooper Copmanies, Inc.	483,516

Retail - Catalog & Mail-Order Houses4.00%
4,360	CDW Corp.	537,326

Retail - Eating & Drinking Places 3.43%
5,218	Starbucks Corp.	461,376

Retail - Radio Tv & Consumer Electronics Stores 4.06%
7,913	Best Buy Co., Inc.	545,918

Services - Business Services, Nec - 3.59%
3,034	Global Payments, Inc.	482,406

TOTAL COMMON STOCK (Cost $7,456,122) - 53.44%		$ 7,183,798

EXCHANGE TRADED FUNDS - 33.90%
2,955	Invesco S&P 500 Equal Weight ETF	319,376
13,954	iShares 10-20 Year Treasury Bond ETF *	2,085,844
19,130	iShares Barclays 7-10 Year Treasury Bond ETF	2,151,551
TOTAL EXCHANGE TRADED FUNDS (Cost $4,628,920) -33.90%		$ 4,556,771

MONEY MARKET FUND - 3.81%
512,534	Federated Institutional Prime Obligations Fund Pledge Account Institutional Shares 2.20%	512,380
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $512,534) - 3.81%		$ 512,380

VENTURE CAPITAL FUND - 4.95%
125,000	Moneta Ventures Fund II L.P.*(a)(b)	123,390
150,000	Moneta Ventures Fund II L.P.*(a)(b)	148,846
312,500	Moneta Ventures Fund II L.P.*(a)(b)	393,046
TOTAL VENTURE CAPITAL FUND (Cost $614,396) - 4.95%		$ 665,282

REAL ESTATE INVESTMENT TRUSTS - 3.95%
3,897	Federal Realty Investment Trust	530,538
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $510,488) - 3.95%		$ 530,538

TOTAL INVESTMENT (Cost $13,722,460) - 100.04%		$ 13,448,769

OTHER ASSETS LESS LIABILITIES -- 0.04%		(5,490)

NET ASSETS - 100.00%		$ 13,443,279

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at September 30, 2019.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,722,460 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $397,907
Gross Unrealized Depreciation ($671,598)
Net Unrealized Depreciation ($273,691)
(a) Indicates an illiquid and fair valued security
(b) Indicates an illiquid and fair valued security.
ADR - American Depositary Receipt
ADS - American Depositary Share
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $13,722,460 amounted to $273,691, which consisted of aggregate gross unrealized appreciation of $397,907 and aggregate gross unrealized depreciation of $671,598.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$7,183,798	$0	$0	$7,183,798
Exchange Traded Funds		$4,556,771	$0	$0	$4,556,771
Venture Capital Fund		$0	$0	$665,282	$665,282
Real Estate Investment Trusts		$0	$0	$ 530,538	$530,538
Money Market Funds		$512,380	$0	$0	$512,380
Investments at Market		$12,252,949	$0	$1,195,820	$13,448,769

	AmericaFirst Income Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 38.21%

Cigarettes - 4.60%
42,768	Vector Group, Ltd.	$ 509,362

Cogeneration Services & Small Power Producers - 0.75%
4,813	Covanta Holding Corp.	83,217

Commercial Banks, Nec - 1.26%
6,956	Westpac Banking Corp.	139,050

Deep Sea Foregn Transportation Of Freight - 2.58%
20,332	Ship Finance International, Ltd.	285,461

Electric & Other Services Combined - 0.63%
3,586	Sculptor Capital Management, Inc.	69,855

Electric Services - 1.64%
3,628	Pattern Energy Group, Inc.	97,702
2,660	PPL Corp.	83,763
		181,465
Financial - Investment Management - 2.34%
19,031	New Mountain Finance Corp.	259,393

Household Furniture - 1.42%
7,996	Compass Diversified Holdings LLC	157,601

Investment Companies - 6.35%
18,650	Apollo Investment Corp.	300,079
9,612	Ares Capital Corp.	179,120
1,782	Main Street Capital Corp.	77,000
6,976	TPG Specialty Lending, Inc.	146,356
		702,555
Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 0.85%
1,665	Compass Minerals International, Inc.	94,056
Motor Vehicles & Passenger Car Bodies - 0.95%
11,427	Ford Motor Co.	104,671

Natural Gas Transmission - 3.54%
9,605	Archrock, Inc.	95,762
3,345	Enterprise Products Partners L.P.	95,600
1,623	National Grid Plc. ADR	87,853
2,757	TC PipeLines L.P.	112,127
		391,342
Petroleum Refining - 1.45%
3,635	CVR Energy, Inc.	160,049

Radio Telephone Communications - 1.79%
9,967	Vodafone Group Plc.	198,443

Savings Institutions, Federally Chartered - 0.92%
5,625	TFS Financial Corp.	101,362

Savings Institutions, Not Federally Chartered - 0.83%
7,355	New York Community Bancorp, Inc.	92,305

Services - Advertising Agencies - 0.91%
1,610	WPP Plc.	100,770

Services - Equipment Rental & Leasing, Nec - 1.00%
3,259	Triton International Ltd.	110,285

Telephone Communications- 0.80%
2,348	AT&T, Inc.	88,848

Wholesale - Farm Product Raw Materials - 0.94%
1,905	Universal Corp.	104,413

Wholesale - Petroleum & Petroleum Products (No Bulk Stations) - 2.66%
7,453	Macquarie Infrastructure Corp.	294,170

TOTAL COMMON STOCK (Cost $4,124,777) - 38.21%		$ 4,228,673

CORPORATE BONDS - 4.34%

Banking & Financial Services - 3.95%
500,000	C Float 2/08/2034	436,700

Electric Services - 0.39%
42,007	RGS AEGCO Funding Corp. 9.810%, 12/7/2021	43,439

TOTAL CORPORATE BONDS (Cost $546,841) - 4.34%		$ 480,139

FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 0.05%

Foreign Government Bonds - 0.06%
5,000	Indonesia Rep 9.30%, 7/01/2020 (Indonesia)	5,155

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost $5,313) - 0.05%		$ 5,155

EXCHANGE TRADED FUND - 24.93%
6,884	iShares 10-20 Year Treasury Bond ETF *	1,029,020
12,095	iShares 20+ Year Treasury Bond ETF	1,730,553
TOTAL EXCHANGE TRADED FUND (Cost $2,782,569) - 24.93%		$ 2,759,573

MONEY MARKET FUNDS - 1.41%
156,311	Federated Institutional Prime Obligations Fund Pledge Account Institutional Shares 2.20%	156,311
TOTAL MONEY MARKET FUNDS (Cost $156,311) - 1.41%		$ 156,311

Limited Partnerships - 19.66%

Investment Advice - 2.73%
6,299	AllianceBernstein Holding L.P.	184,876
4,600	The Carlyle Group L.P.	117,576
		302,452
Motor Vehicle Parts & Accessories - 3.06%
5,281	Icahn Enterprises L.P.	339,040

Pipe Lines (No Natural Gas) - 6.81%
3,218	Buckeye Partners L.P.	132,228
9,371	Holly Energy Partners L.P.	236,805
1,273	Magellan Midstream Partners L.P.	84,362
6,826	NuStar Energy L.P.	193,312
5,134	Plains All American Pipeline L.P.	106,530
		753,237
Retail - Miscellaneous Retail - 2.42%
11,324	Suburban Propane Partners L.P.	267,586

Retail - Miscellaneous Amusement & Recreation - 1.03%
1,960	Cedar Fair L.P.	114,386

Retail - Nonstore Retailers - 0.97%
2,952	Crestwood Equity Partners, L.P.	107,778

Wholesale - Petroleum Bulk Stations & Terminals - 2.64%
13,591	Genesis Energy L.P.	291,799

TOTAL LIMITED PARTNERSHIPS (Cost $2,209,353) - 19.66%		$ 2,176,278

REAL ESTATE INVESTMENT TRUSTS- 11.56%
14,616	Chimera Investment Corp.	285,889
3,188	Gaming & Leisure Properties, Inc.	121,909
5,188	Kimco Realty Corp.	108,325
4,228	Medical Properties Trust, Inc.	82,700
2,576	Omega Healthcare Investors, Inc.	107,651
8,476	PennyMac Mortgage Investment Trust	188,421
7,828	Redwood Trust, Inc.	128,457
7,335	Starwood Property Trust, Inc.	177,654
8,061	VEREIT, Inc.	78,837
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,242,316) - 11.56%		$ 1,279,843

TOTAL INVESTMENTS (Cost $11,067,537) ** - 100.16%		$ 11,085,972

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16%)		(17,781)

NET ASSETS- 100.00%		$ 11,068,191

* Variable rate security; the money market rate shown represents the seven day yield at September 30, 2019.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,067,537 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $289,129
Gross Unrealized Depreciation ($268,849)
Net Unrealized Appriciation $20,280
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,067,537 amounted to $20,280, which consisted of aggregate gross unrealized appreciation of $289,129 and aggregate gross unrealized depreciation of $268,849.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$4,228,673	$0	$0	$4,228,673
Corporate Bonds		$0	$480,139	$0	$480,139
Foreign Government Agencies & Obligations		$0	$5,155	$0	$5,155
Exchange Traded Funds		$2,759,573	$0	$0	$2,759,573
Limited Partnerships		$2,176,278	$0	$0	$2,176,278
Real Estate Investment Trusts		$1,279,843	$0	$0	$1,279,843
Money Market Funds		$ 156,311	$0	$0	$156,311
Investments at Market		$10,444,367	$485,294	$0	$10,929,661

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst Quantitative Funds

By /s/ Rick Gonsalves

* Rick Gonsalves

Chief Executive Officer

Date:  November 26, 2019

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Rick Gonsalves

*

       Rick Gonsalves, Chief Executive Officer

Date  November 26, 2019